September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 0.9%
iShares High Yield Muni Active ETF(a)	1,050,000	$ 51,649,500
Total Investment Companies — 0.9% (Cost: $50,105,895)		51,649,500

	Par (000)
Municipal Bonds
Alabama — 8.3%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	$14,310	14,520,661
Black Belt Energy Gas District, RB(b)
Series A, 5.25%, 05/01/56	15,000	15,579,236
Series C, 5.50%, 10/01/54	52,000	57,515,253
Series E, 5.00%, 12/01/55	5,000	5,381,052
Series F, 5.50%, 11/01/53	11,170	11,913,193
Black Belt Energy Gas District, Refunding RB, Series D, 12/01/55(b)(d)	65,000	70,142,301
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	28,135	30,109,329
5.25%, 10/01/42	3,675	3,898,850
5.25%, 10/01/43	9,595	10,102,709
5.25%, 10/01/44	23,950	25,070,204
5.25%, 10/01/45	2,215	2,303,909
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	85,500	93,922,362
Series B-1, 5.75%, 04/01/54	20,000	22,353,357
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 4.00%, 11/01/51	99,000	101,488,800
Series B, 4.00%, 12/01/51	7,000	7,150,874
Series B-1, 5.00%, 05/01/53	20,000	21,002,408
		492,454,498
Arizona — 2.1%
Arizona Industrial Development Authority, Refunding RB(c)
5.25%, 07/01/37	1,230	1,234,349
5.50%, 07/01/52	2,450	2,297,881
City of Mesa Arizona Utility System Revenue, RB
(AGM), 5.00%, 07/01/38	10,000	11,142,989
(AGM), 5.00%, 07/01/39	8,500	9,370,952
(AGM), 5.00%, 07/01/40	5,875	6,409,398
(AGM), 5.00%, 07/01/41	4,000	4,328,537
(AGM), 5.00%, 07/01/42	4,900	5,257,161
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	10,000	10,122,114
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,175,503
Junior Lien, 5.00%, 07/01/42	7,815	8,363,139
Series A, Junior Lien, 5.00%, 07/01/45	5,000	5,204,554
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	16,000	16,638,649
City of Phoenix Civic Improvement Corp., Refunding RB, Series C, Subordinate, 5.00%, 07/01/41	20,225	21,968,613
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	75	75,933
Security	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB
Series B, 5.00%, 05/01/42	$5,615	$ 6,082,798
Series B, 5.00%, 01/01/43	7,000	7,519,434
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,705	6,214,801
		124,406,805
Arkansas(c) — 0.6%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	16,153,035
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,463,217
		34,616,252
California — 6.6%
California Community Choice Financing Authority, RB(b)
Sustainability Bonds, 5.50%, 10/01/54	8,885	9,712,585
Series D, Sustainability Bonds, 5.00%, 02/01/55	7,000	7,669,703
Series G, Sustainability Bonds, 5.00%, 11/01/55	5,000	5,306,381
California Health Facilities Financing Authority, Refunding RB, Series A-2, Class B, 4.00%, 11/01/44	20,000	19,260,452
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(c)	71,785	65,458,914
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	2,290	2,306,508
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,093,138
Series C, AMT, 5.00%, 05/15/45	13,000	13,199,133
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/45	15,910	16,358,968
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/44	13,000	14,064,185
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/45	10,000	10,625,929
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	52,245	52,572,595
Series A, AMT, 5.00%, 05/01/39	14,500	14,969,879
Series B, AMT, 5.00%, 05/01/46	10,000	10,001,127
Series D, AMT, 5.00%, 05/01/43	17,735	17,915,637
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,769,436
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	100,000	98,861,443
University of California, RB, Series M, 5.00%, 05/15/37	15,410	15,910,545
		393,056,558
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/41	2,430	2,703,864
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,591,154
Series A, AMT, 5.00%, 12/01/38	17,750	18,236,045

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 5.00%, 12/01/43	$28,950	$ 29,229,064
Series A, AMT, 5.25%, 12/01/43	30,355	30,838,491
Series A, AMT, 5.00%, 12/01/48	11,960	12,019,589
Series A, AMT, 5.25%, 12/01/48	39,000	39,407,710
Series D, AMT, 5.75%, 11/15/45	3,290	3,508,393
City of Colorado Springs Colorado Utilities System Revenue, RB, Series A, 5.00%, 11/15/41	10,500	11,510,114
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/44	3,120	3,224,919
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,185,490
		159,454,833
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	13,020	13,899,279
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	8,970	9,008,373
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,150	1,149,944
		24,057,596
Delaware — 0.3%
Delaware State Housing Authority, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,285	7,991,998
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,805	9,770,393
		17,762,391
District of Columbia — 2.0%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/41	1,000	1,064,743
Series A, 5.25%, 05/01/48	23,720	25,041,331
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/41	11,460	12,438,699
Series A, 5.00%, 06/01/42	9,950	10,698,880
District of Columbia Water & Sewer Authority, Refunding RB
Series B, 5.00%, 10/01/49	3,745	3,774,938
Series A, AMT, Subordinate Lien, 5.00%, 10/01/41	2,050	2,208,953
District of Columbia, Refunding GO, Series A, 5.00%, 01/01/42	6,600	7,031,577
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/41	2,000	2,122,508
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/43	3,010	3,169,577
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	10,000	10,120,708
Series B, 5.00%, 07/01/42	41,415	42,046,702
		119,718,616
Florida — 1.4%
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/44	19,550	19,973,900
City of Jacksonville Florida, Refunding RB
5.00%, 10/01/40	9,975	10,917,550
Security	Par (000)	Value
Florida (continued)
City of Jacksonville Florida, Refunding RB (continued)
5.00%, 10/01/41	$12,385	$ 13,414,115
Florida Development Finance Corp., RB(c)
Series C, 5.75%, 12/15/56	6,295	5,295,632
AMT, 6.13%, 07/01/32(b)	11,725	11,852,212
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	13,424,764
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	700	704,683
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,150	7,215,429
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	147	66,239
		82,864,524
Georgia — 5.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, AMT, Subordinate Lien, 5.25%, 07/01/42	4,650	4,894,522
City of Atlanta Georgia Airport Passenger Facility Charge, Refunding ARB, Series C, 5.00%, 07/01/41	3,255	3,461,125
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/39	3,525	3,731,785
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/40	4,600	4,868,655
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/42	4,000	4,266,267
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/44	7,000	7,386,663
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/45	7,630	8,014,971
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	5,030	3,395,250
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 05/01/54	28,000	30,273,238
Series B, 5.00%, 07/01/53	11,610	12,488,225
Series B, 5.00%, 12/01/55	32,065	34,703,503
Series C, 4.00%, 03/01/50	20,710	20,835,184
Series C, 5.00%, 09/01/53	87,500	93,908,144
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	43,000	46,403,207
Private Colleges & Universities Authority, Refunding RB
Series A, 5.25%, 09/01/40	20,000	22,400,690
Series A, 5.25%, 09/01/41	11,000	12,238,278
		313,269,707
Hawaii — 0.1%
City & County Honolulu Hawaii Wastewater System Revenue, RB, Class A, Sustainability Bonds, 5.00%, 07/01/41	4,780	5,177,529
Illinois — 6.1%
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	19,445	20,250,612
Series D, AMT, Senior Lien, 5.00%, 01/01/42	22,825	22,851,764
Series D, Senior Lien, 5.25%, 01/01/42	50,000	50,764,908
Series D, Senior Lien, 5.00%, 01/01/47	24,840	24,875,574
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.25%, 01/01/44	3,970	4,225,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 10/01/48	$31,250	$ 31,418,664
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	8,175	8,750,755
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	21,220	22,804,862
Series A, 5.00%, 01/01/44	16,840	17,149,006
Series A, 5.00%, 01/01/45	7,205	7,438,249
State of Illinois Sales Tax Revenue, RB
Series B, 5.00%, 06/15/38	10,025	10,996,231
Series B, 5.00%, 06/15/39	13,515	14,606,873
State of Illinois, GO
5.50%, 05/01/39	9,040	9,654,400
Series A, 5.00%, 11/01/29	27,500	29,861,290
Series B, 5.00%, 11/01/32	14,000	15,002,371
Series C, 5.50%, 10/01/42	28,000	30,034,439
Series D, 5.00%, 09/01/40	18,110	19,174,302
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,531,309
		360,391,575
Indiana — 0.6%
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/39	3,370	3,679,099
Series C, 5.00%, 10/01/41	8,150	8,740,783
Series C, 5.00%, 10/01/42	7,850	8,358,036
Series E, 5.00%, 10/01/39	6,365	6,948,803
Indianapolis Local Public Improvement Bond Bank, RB, Series B, 5.00%, 01/01/43	5,365	5,636,008
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/44	2,000	2,041,039
		35,403,768
Kansas — 0.0%
Douglas County Unified School District No. 491 Eudora, Refunding GO, Series A, (AGM), 5.00%, 09/01/42	1,200	1,263,755
Kentucky — 0.4%
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 04/01/39	19,000	20,902,682
Louisiana — 0.8%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(b)(c)	50,000	50,060,959
Maryland — 0.5%
County of Montgomery Maryland, RB
5.00%, 12/01/44	17,065	17,076,454
Series 2016, 5.00%, 12/01/45	13,955	14,024,279
		31,100,733
Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,225,305
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, 5.00%, 06/01/42	1,660	1,739,124
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 04/01/41	5,000	5,481,977
Series A, 5.00%, 01/01/42	2,075	2,234,972
Series A, 5.25%, 01/01/44	21,915	22,862,853
Series E, 5.25%, 09/01/43	20,000	20,773,303
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Refunding GOL
Series A, 5.00%, 03/01/41	$4,020	$ 4,367,004
Series B, 5.00%, 05/01/41	2,000	2,162,032
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series B, 5.00%, 07/01/41	7,500	8,186,176
Sustainability Bonds, 5.00%, 07/01/41	6,940	7,226,704
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	19,105	19,411,635
Massachusetts Port Authority, Refunding ARB
Series B, AMT, 5.00%, 07/01/43	36,515	36,560,165
Series C, AMT, 5.00%, 07/01/44	8,000	8,086,925
Series C, AMT, 5.00%, 07/01/49	6,500	6,516,206
Massachusetts School Building Authority, Refunding RB
Series A, 5.25%, 02/15/48	10,760	11,003,271
Series B, Subordinate, 5.00%, 02/15/41	1,750	1,914,808
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/43	4,500	4,604,012
		177,356,472
Michigan — 4.1%
Ann Arbor School District, Refunding GO, 5.00%, 05/01/39	5,760	6,362,614
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,000,395
Series A, 6.50%, 06/01/57(c)(f)(g)	5,980	2,414,425
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	74,430	74,782,377
5.00%, 12/01/46	10,010	10,076,709
Series 2016, 5.25%, 12/01/41	25,630	25,945,688
Series A, 5.00%, 12/01/41	11,870	12,252,511
Series A, 5.00%, 12/01/42	10,150	10,274,955
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/39	8,000	8,863,211
Series I, 5.00%, 10/15/39	4,000	4,407,739
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	39,035	39,663,598
Series B2, 5.00%, 08/15/55(b)	26,000	28,915,506
Michigan State University, Refunding RB, Series A, 5.25%, 08/15/43	3,075	3,332,197
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/42	7,000	7,478,997
		244,770,922
Minnesota — 0.5%
City of Bloomington Minnesota Sales Tax Revenue, RB
Series A, 5.00%, 02/01/39	3,160	3,485,190
Series A, 5.00%, 02/01/41	3,890	4,217,760
Series A, 5.00%, 02/01/42	4,085	4,391,250
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	2,000	2,115,778
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	3,920	4,177,333
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,440	3,699,047
State of Minnesota, GO, Series B, 08/01/41(d)	10,000	9,963,139
		32,049,497

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 0.2%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	$8,975	$ 9,005,565
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 5.00%, 10/01/46	16,260	16,578,836
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class B, 11/15/44(d)	1,000	1,033,524
Lindbergh School District, GO, 5.50%, 03/01/42	9,500	10,731,104
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	14,600	16,189,333
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	11,140	12,381,988
North Kansas City School District No. 74, GO, 5.25%, 03/01/40	9,950	10,916,321
		67,831,106
Montana — 0.2%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	8,765	9,340,959
Nebraska — 0.5%
Central Plains Energy Project, RB, Series A-1, 5.00%, 08/01/55(b)	29,780	32,204,564
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	875,908
State of Nevada, GOL, Series A, 5.00%, 05/01/43	1,950	2,084,865
		2,960,773
New Jersey — 3.9%
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	7,550	7,695,944
Series B, 5.00%, 06/15/43	13,855	14,125,370
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	9,335	10,090,936
New Jersey Transportation Trust Fund Authority, RB, 5.25%, 06/15/43	9,000	9,578,134
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/43	3,020	3,221,525
Series B, 5.00%, 01/01/46	5,000	5,218,970
New Jersey Turnpike Authority, Refunding RB
Series C, 5.00%, 01/01/42	13,700	14,723,712
Series C, 5.00%, 01/01/43	50,000	53,337,879
Series C, 5.00%, 01/01/44	27,480	29,165,087
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	22,660	22,089,514
Series A, 5.25%, 06/01/46	60,790	60,862,699
		230,109,770
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	65	66,783
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	5,920	6,367,919
		6,434,702
New York — 11.9%
City of New York, GO, Series E-1, 5.00%, 03/01/39	10,375	10,783,123
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 5.00%, 03/15/44	$14,075	$ 14,805,266
Empire State Development Corp., Refunding RB
5.00%, 03/15/44	2,920	3,025,019
5.00%, 03/15/47	10,000	10,228,612
Series A, 5.00%, 03/15/46	12,225	12,694,536
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/43	11,900	12,787,681
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,513,916
Series DD, 5.50%, 06/15/38	13,725	16,196,069
Series DD, 5.50%, 06/15/39	7,675	8,922,563
Series EE, 5.00%, 06/15/45	7,000	7,093,526
Series EE2, 5.00%, 06/15/40	38,000	39,911,945
Series FF, 5.00%, 06/15/40	19,440	20,173,877
Sub-Series BB-2, 5.25%, 06/15/47	15,000	15,991,731
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/41	12,650	13,749,952
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.50%, 11/01/45	19,690	21,305,464
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,585,412
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,039,646
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,702,698
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,398,181
Series C, 5.50%, 05/01/41	10,000	11,270,788
Series D, 5.25%, 05/01/45	15,000	16,240,545
Series C-1, Subordinate, 5.00%, 05/01/44	5,000	5,282,464
Series H-1, Subordinate, 5.25%, 11/01/45	9,280	10,012,763
Sub-Series A, Subordinate, 5.00%, 05/01/41	10,000	10,893,732
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(b)	20,100	21,415,549
New York State Dormitory Authority, RB
Class A, (AGM SAW), 5.00%, 10/01/39	9,345	10,269,556
Series A, 5.00%, 03/15/41	3,240	3,302,533
Series A, 5.00%, 07/01/43	2,050	2,099,851
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/40	14,950	15,977,368
Series B, 5.00%, 03/15/44	5,155	5,482,028
Series B, 5.00%, 03/15/46	13,000	13,687,718
Series C, 5.00%, 03/15/40	2,350	2,587,128
Series C, 5.00%, 03/15/41	2,245	2,443,779
Series C, 5.00%, 03/15/42	3,500	3,777,516
Series E, 5.00%, 03/15/40	2,270	2,354,867
Series E, 5.00%, 03/15/42	36,535	37,626,208
Series E, 5.00%, 03/15/43	6,275	6,441,464
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/41	15,550	16,669,306
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	15,621,355
AMT, 5.00%, 12/01/38	10,010	10,543,652
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	23,000	23,984,300
AMT, 5.00%, 10/01/40	23,500	23,720,680
AMT, Sustainability Bonds, 5.25%, 06/30/49	35,200	35,504,466
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	32,905	33,451,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	$10,000	$ 10,253,054
Series 205, 5.00%, 11/15/47	12,000	12,215,234
Series 245, 5.00%, 09/01/42	1,000	1,079,702
Series 245, 5.00%, 09/01/43	2,000	2,145,952
Series 197, AMT, 5.00%, 11/15/41	17,450	17,679,441
Series 231, AMT, 5.50%, 08/01/39	5,710	6,275,856
Series 231, AMT, 5.50%, 08/01/47	40,000	42,422,418
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/41	3,735	4,093,205
Series 248, 5.00%, 01/15/42	2,550	2,772,719
Series 250, 5.00%, 10/15/41	7,080	7,801,451
Series 250, 5.00%, 10/15/42	5,060	5,524,436
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,068,501
Series C, 5.25%, 05/15/41	2,905	3,154,061
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	5,891,969
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/41	9,145	9,390,542
		704,338,937
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	8,900	9,671,831
State of North Carolina, Refunding RB
5.00%, 03/01/38	3,915	4,382,921
5.00%, 03/01/39	3,500	3,877,928
		17,932,680
Ohio — 1.7%
Allen County OH Hospital Facilities Revenue Refunding RB, 5.00%, 11/01/39	17,000	18,536,869
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Class A, 5.00%, 11/01/40	13,860	14,997,377
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,325	13,553,811
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	16,500	16,840,892
Ohio Water Development Authority, RB
5.00%, 06/01/44	1,975	2,033,600
Series A, 5.00%, 12/01/40	9,500	10,539,155
Series A, 5.00%, 12/01/41	6,675	7,319,891
Series A, Sustainability Bonds, 5.00%, 12/01/41	3,715	4,048,549
State of Ohio, GO, Series A, 5.00%, 03/01/39	10,000	10,232,421
State of Ohio, RB
Series A, 5.00%, 04/01/40	1,110	1,185,465
Series B, 5.00%, 04/01/40	1,155	1,221,623
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,626,539
		103,136,192
Oklahoma — 0.4%
City of Oklahoma City, GO, 4.00%, 03/01/40	5,800	5,831,900
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,820	7,736,855
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	7,770	8,849,612
		22,418,367
Security	Par (000)	Value
Oregon — 1.7%
County of Washington Oregon, GOL
5.00%, 06/01/39	$9,760	$ 10,992,411
5.00%, 06/01/41	8,905	9,845,820
Deschutes County Administrative School District No. 1 Bend-La Pine, GO
(GTD), 5.00%, 06/15/40	16,010	17,680,657
(GTD), 5.00%, 06/15/41	15,040	16,468,523
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(c)	17,685	17,702,871
State of Oregon, GO, Series A, 5.00%, 05/01/42	10,110	10,833,367
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO
(GTD), 5.00%, 06/15/41	8,000	8,726,976
(GTD), 5.00%, 06/15/42	6,000	6,493,431
		98,744,056
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/32(c)	3,750	3,804,934
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/45	1,050	1,075,413
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.00%, 09/01/39	2,775	3,022,735
Commonwealth of Pennsylvania, GO
5.00%, 10/01/40	10,000	10,705,373
Series B, 5.00%, 08/15/39	4,025	4,412,360
Lancaster County Hospital Authority, RB
5.00%, 11/01/37	1,205	1,256,405
5.00%, 11/01/39	1,000	1,030,080
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.25%, 11/01/43	17,000	17,845,502
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,970	11,942,238
Series 149A, Sustainability Bonds, 6.50%, 10/01/55	18,130	20,761,376
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/46	5,900	6,067,541
Pennsylvania Turnpike Commission, RB
Sub-Series A, 5.50%, 12/01/46	40,000	40,930,862
Sub-Series B-1, 5.00%, 06/01/42	10,000	10,122,560
Series A, Subordinate, 5.00%, 12/01/44	18,190	18,488,249
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,204,694
Pennsylvania Turnpike Commission, RB, CAB, Sub- Series A-2, Convertible, Restructured, 5.13%, 12/01/40(h)	2,680	2,797,173
		158,467,495
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,600,867
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,098,538
Series A-1, Restructured, 4.00%, 07/01/35	8,168	7,910,115
Series A-1, Restructured, 4.00%, 07/01/37	25,180	23,677,088
		66,286,608
South Carolina — 3.9%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,265,721

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
County of Dorchester South Carolina, SAB(c) (continued)
6.00%, 10/01/51	$3,000	$ 3,026,923
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	48,600	52,846,460
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	84,000	86,933,405
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	10,135	9,526,260
Series A, 5.25%, 11/01/41	8,985	9,751,084
Series A, 5.25%, 11/01/43	27,170	29,021,278
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	3,005	3,027,510
5.00%, 12/01/46	11,070	11,172,129
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	10,000	11,481,877
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,225	10,177,690
		228,230,337
South Dakota — 0.2%
South Dakota Conservancy District, RB
Series B, 5.00%, 08/01/43	5,485	5,820,116
Series B, 5.00%, 08/01/44	5,735	6,047,347
		11,867,463
Tennessee — 2.0%
Metropolitan Government of Nashville & Davidson County Tennessee , GO, Series B, 4.00%, 01/01/39	6,365	6,419,578
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	5,520	6,081,094
5.00%, 07/01/40	3,900	4,262,065
5.00%, 07/01/41	3,225	3,496,373
5.00%, 07/01/42	2,380	2,561,047
5.00%, 07/01/43	3,415	3,653,566
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	55,345	59,842,242
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	11,195	12,023,851
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,600	9,537,207
Series 3A, Sustainability Bonds, 6.25%, 01/01/54	4,965	5,423,383
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/42	4,640	4,715,564
		118,015,970
Texas — 11.6%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/42	1,100	1,175,961
Arlington Higher Education Finance Corp., RB(c)
7.88%, 11/01/62	9,425	9,597,965
Series A, 5.30%, 04/01/62	6,415	4,405,991
Athens Independent School District, GO
(PSF), 5.00%, 02/15/40	2,735	2,989,384
Security	Par (000)	Value
Texas (continued)
Athens Independent School District, GO (continued)
(PSF), 5.00%, 02/15/41	$2,870	$ 3,110,328
(PSF), 5.00%, 02/15/42	3,020	3,250,371
Austin Independent School District, GO, (PSF), 5.00%, 08/01/41	2,500	2,708,923
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	11,594,757
Cedar Hill Independent School District, GO, (PSF), 5.00%, 02/15/43	2,000	2,128,042
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	15,560	16,656,546
City of Austin Texas Water & Wastewater System Revenue, Refunding RB
5.00%, 11/15/39	4,875	5,300,158
Series C, 5.00%, 11/15/45	1,145	1,178,042
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	5,000	5,358,209
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/40	4,000	4,308,396
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	4,135	4,417,867
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	10,947,229
Series A, 5.25%, 02/01/41	25,625	27,844,814
Series A, 5.25%, 02/01/42	9,150	9,882,087
City of Tyler Texas Water & Sewer System Revenue, RB
5.00%, 09/01/41	1,385	1,487,865
5.00%, 09/01/42	1,455	1,551,166
Clear Creek Independent School District, Refunding GO
(PSF), 5.00%, 02/15/40	4,530	4,961,362
(PSF), 5.00%, 02/15/41	8,000	8,686,315
Conroe Independent School District, GO
(PSF), 5.00%, 02/15/41	5,000	5,372,382
(PSF), 5.00%, 02/15/42	2,810	2,999,418
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	10,000	10,193,453
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/39	6,150	6,787,766
Series A, 5.00%, 09/15/40	6,325	6,908,750
Dallas Fort Worth International Airport, Refunding ARB(d)
Series A-1, AMT, 11/01/40	24,700	26,732,886
Series A-1, AMT, 11/01/41	24,125	25,817,083
Series A-1, AMT, 11/01/42	7,500	7,969,350
Series A-1, AMT, 11/01/43	10,500	11,084,711
Series A-1, AMT, 11/01/44	24,130	25,379,785
East Central Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/42	2,720	2,912,963
Garland Independent School District, GO, Series A, (PSF), 5.00%, 02/15/39	2,110	2,282,508
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/48	6,100	6,182,942
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,054
Irving Independent School District, GO
(PSF), 5.00%, 02/15/41	5,250	5,609,091
(PSF), 5.00%, 02/15/43	4,000	4,215,460
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/41	2,000	2,116,372
5.00%, 05/15/44	8,725	8,757,956
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Lower Colorado River Authority, Refunding RB (continued)
5.00%, 05/15/50	$10,395	$ 10,486,081
Series A, (BAM), 5.00%, 05/15/41	8,420	9,008,691
Series A, (BAM), 5.25%, 05/15/42	10,320	11,222,161
Series A, 5.50%, 05/15/47	5,000	5,292,458
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	2,000	2,133,188
New Hope Cultural Education Facilities Finance Corp., RB
Class A, 5.25%, 08/15/40	6,270	7,002,211
Class A, 5.25%, 08/15/41	5,340	5,868,066
Class A, 5.25%, 08/15/42	5,000	5,448,031
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,902,201
Series A, 6.75%, 10/01/52	580	577,982
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,219,434
Series A, 5.00%, 01/01/43	10,845	11,001,013
Series B, 5.00%, 01/01/43	10,000	10,064,148
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/41	17,155	18,409,794
Port Authority of Houston of Harris County Texas, ARB
1st Lien, 5.00%, 10/01/40	1,330	1,444,917
1st Lien, 5.00%, 10/01/41	4,580	4,937,092
Red Oak Independent School District, GO, 5.00%, 02/15/41	4,305	4,674,365
San Antonio Water System, Refunding RB(d)
Series C, Junior Lien, 05/15/43	13,435	14,355,806
Series C, Junior Lien, 05/15/44	8,720	9,258,661
State of Texas, Refunding GO, Series B, 5.00%, 08/01/39	5,475	6,049,125
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	12,790	13,652,139
Series A, 5.00%, 11/15/38	4,650	5,128,360
Series A, 5.00%, 11/15/39	4,000	4,364,648
Series A, 5.00%, 11/15/40	4,475	4,834,157
Series B, 5.00%, 07/01/43	40,510	41,253,231
Series B, 5.00%, 07/01/48	22,060	22,231,150
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	25,900	26,109,969
Series A, 5.00%, 11/15/45	13,190	13,207,924
Series A, 5.00%, 02/15/47	9,150	9,195,527
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/42	2,000	2,205,299
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	27,140	29,579,596
Series B, (GNMA), 6.00%, 03/01/53	10,580	11,581,205
Series B, (GNMA), 6.00%, 01/01/56	13,500	15,121,695
Texas Water Development Board, RB
10/15/44(d)	9,200	9,860,354
Series A, 5.00%, 10/15/42	4,210	4,283,077
Series A, 5.00%, 10/15/43	4,400	4,505,029
Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB (continued)
Series B, 4.00%, 10/15/43	$5,000	$ 4,758,165
Trinity River Authority, RB, 5.00%, 02/01/42	1,500	1,619,868
		688,751,526
Utah — 0.7%
County of Utah, RB, Series A, 5.00%, 05/15/43	11,860	12,242,252
County of Utah, Refunding RB, 5.00%, 05/15/41	22,375	22,460,890
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,930	4,490,679
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(c)	3,795	3,772,076
		42,965,897
Vermont — 0.1%
East Central Vermont Telecommunications District, RB, Series A, 4.25%, 12/01/40(c)	4,030	3,357,194
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,236	4,598,281
		7,955,475
Virginia — 1.1%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	692,472
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,664,257
University of Virginia, Refunding RB, Series A, 5.00%, 04/01/47	9,630	9,818,227
Virginia College Building Authority, RB, 5.00%, 02/01/42	4,000	4,246,715
Virginia Commonwealth Transportation Board, RB, 5.00%, 05/15/42	5,000	5,346,375
Virginia Port Authority, RB, 5.00%, 07/01/41	2,925	3,140,510
Virginia Public Building Authority, ARB, Series A, 4.00%, 08/01/38	4,625	4,641,504
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/39	4,220	4,247,685
Series A, 4.00%, 08/01/41	3,195	3,129,027
Series A-2, 4.00%, 08/01/38	24,000	24,263,965
		62,190,737
Washington — 1.7%
Franklin County School District No. 1 Pasco, Refunding GO, (GTD), 5.50%, 12/01/40	13,250	14,759,396
Pierce County School District No. 403 Bethel, GO, (GTD), 4.00%, 12/01/38	5,375	5,399,168
Port of Seattle Wasington, ARB
Series B, AMT, Intermediate Lien, 5.00%, 10/01/38	6,000	6,494,699
Series B, AMT, Intermediate Lien, 5.00%, 10/01/39	5,000	5,373,211
Series B, AMT, Intermediate Lien, 5.00%, 10/01/40	7,000	7,515,555
Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	48,759,410
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,254,708
Series C, 5.00%, 02/01/42	2,020	2,145,557
Series F, 5.00%, 06/01/45	3,795	3,936,384
		99,638,088
Wisconsin — 0.5%
Public Finance Authority, RB(c)
6.25%, 10/01/31(f)(g)	1,715	145,775

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(c) (continued)
7.00%, 10/01/47(f)(g)	$1,715	$ 145,775
Series A, 7.00%, 07/01/33	6,580	6,624,649
Series A, 7.00%, 11/01/46(f)(g)	6,385	3,192,500
Series A, 5.63%, 06/15/49	11,730	10,840,347
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,440	7,088,601
		28,037,647
Total Municipal Bonds — 93.5% (Cost: $5,434,415,280)		5,537,004,586
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 0.7%
California State University, RB, Series A, 5.00%, 11/01/49	40,470	41,571,856
District of Columbia — 0.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	52,225,099
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	53,173,618
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.5% (Cost: $151,632,559)		146,970,573
Total Long-Term Investments — 96.9% (Cost: $5,636,153,734)		5,735,624,659

Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.90%(a)(j)	399,385,712	$ 399,425,651
Total Short-Term Securities — 6.7% (Cost: $399,337,092)		399,425,651
Total Investments — 103.6% (Cost: $6,035,490,826)		6,135,050,310
Liabilities in Excess of Other Assets — (2.4)%		(144,013,585)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(70,946,321)
Net Assets — 100.0%		$ 5,920,090,404

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 323,599,501	$ 75,826,150 (a)	$ —	$ —	$ —	$ 399,425,651	399,385,712	$ 1,843,895	$ —
iShares High Yield Muni Active ETF	—	50,105,895	—	—	1,543,605	51,649,500	1,050,000	208,724	—
iShares National Muni Bond ETF(b)	—	91,362,736	(91,672,100)	309,364	—	—	—	152,962	—
				$ 309,364	$ 1,543,605	$ 451,075,151		$ 2,205,581	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 51,649,500	$ —	$ —	$ 51,649,500
Municipal Bonds	—	5,537,004,586	—	5,537,004,586
Municipal Bonds Transferred to Tender Option Bond Trusts	—	146,970,573	—	146,970,573
Short-Term Securities
Money Market Funds	399,425,651	—	—	399,425,651
	$451,075,151	$5,683,975,159	$—	$6,135,050,310
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation